UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 390 Park Avenue
         21st Floor
         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert A. Nisi
Title:     Chief Operating Officer, Partner
Phone:     212-380-5820

Signature, Place, and Date of Signing:

     Robert A. Nisi     New York, NY     May 08, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $211,366 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AQUILA INC                     COM              03840P102    42773 10720175 SH       SOLE                 10720175        0        0
B&H OCEAN CARRIERS LTD         COM              055090104    10457   529458 SH       SOLE                   529458        0        0
CENDANT CORP                   CALL             151313903      207   470000 SH  CALL SOLE                   470000        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107       33    30000 SH       SOLE                    30000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    54118  1333934 SH       SOLE                  1333934        0        0
COMCAST CORP NEW               CL A             20030N101     1308    50000 SH       SOLE                    50000        0        0
DADE BEHRING HLDGS INC         COM              23342J206    21701   607702 SH       SOLE                   607702        0        0
DPL INC                        COM              233293109    23357   865064 SH       SOLE                   865064        0        0
GASTAR EXPL LTD                COM              367299104      896   210429 SH       SOLE                   210429        0        0
GRAPHIC PACKAGING CORP DEL     COM              388688103      260   125600 SH       SOLE                   125600        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208      609    20000 SH       SOLE                    20000        0        0
INTEROIL CORP                  COM              460951106      948    72175 SH       SOLE                    72175        0        0
LINN ENERGY LLC                UNIT 99/99/9999  536020100     2040   100000 SH       SOLE                   100000        0        0
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907R108     1150    50000 SH       SOLE                    50000        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104      419    10000 SH       SOLE                    10000        0        0
NRG ENERGY INC                 COM NEW          629377508     4423    97800 SH       SOLE                    97800        0        0
NTELOS HLDGS CORP              COM              67020Q107    10157   725000 SH       SOLE                   725000        0        0
NTL INC NEW                    COM              62941W101    10916   374999 SH       SOLE                   374999        0        0
PACIFIC ETHANOL INC            COM              69423U107      324    15000 SH       SOLE                    15000        0        0
SEARS HLDGS CORP               COM              812350106     3906    29628 SH       SOLE                    29628        0        0
SOUTHERN UN CO NEW             COM              844030106    12748   513392 SH       SOLE                   513392        0        0
SPRINT NEXTEL CORP             PUT              852061950        0   600000 SH  PUT  SOLE                   600000        0        0
TXU CORP                       CALL             873168908     1458   530000 SH  CALL SOLE                   530000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     7158   321400 SH       SOLE                   321400        0        0